Phoenix Investment Partners



                                  SEMIANNUAL REPORT


                                                          FEBRUARY 28, 1999



Duff & Phelps
                                                          Phoenix-Duff & Phelps
                                                          Core Equity Fund


Oakhurst-SM-
                                                          Phoenix-Oakhurst
                                                          Growth & Income
                                                          Fund



[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]
PHILIP MCLOUGHLIN

  We are pleased to provide this financial summary for the Phoenix-Duff & Phelps Core Equity Fund and the Phoenix-Oakhurst Growth & Income Fund for the six months ended February 28, 1999.

  The last six months marked another tremendous period for the stock market, with the S&P 500 Index(1) gaining 30.4%. Your funds also turned in strong relative performance as the portfolio managers remained true to their respective investment disciplines.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MARCH 3, 1999

(1)THE S&P 500 INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Duff & Phelps Core Equity Fund

                        INVESTMENTS AT FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                        SHARES          VALUE
                                                     -------------   ------------

COMMON STOCKS--100.0%

BANKS (MONEY CENTER)--1.6%
BankAmerica Corp........................                    13,128   $    857,422

BEVERAGES (NON-ALCOHOLIC)--1.4%
PepsiCo, Inc............................                    19,300        726,162

BUILDING MATERIALS--2.8%
Masco Corp..............................                    57,500      1,509,375

COMMUNICATIONS EQUIPMENT--3.0%
Lucent Technologies, Inc................                    15,800      1,604,687
COMPUTERS (HARDWARE)--9.9%
Compaq Computer Corp....................                    47,500      1,674,375
International Business Machines Corp....                     9,525      1,619,250
Sun Microsystems, Inc.(b)...............                    20,100      1,955,981
                                                                     ------------
                                                                        5,249,606
                                                                     ------------

COMPUTERS (NETWORKING)--3.0%
Cisco Systems, Inc.(b)..................                    16,162      1,580,846
COMPUTERS (PERIPHERALS)--2.0%
EMC Corp.(b)............................                    10,400      1,064,700

ELECTRIC COMPANIES--1.0%
Duke Energy Corp........................                     9,750        554,531
ELECTRICAL EQUIPMENT--6.1%
Emerson Electric Co.....................                    24,100      1,384,244
General Electric Co.....................                    18,550      1,860,797
                                                                     ------------
                                                                        3,245,041
                                                                     ------------

FINANCIAL (DIVERSIFIED)--2.3%
Fannie Mae..............................                    17,550      1,228,500

FOODS--1.5%
Sara Lee Corp...........................                    30,000        815,625

HEALTH CARE (DIVERSIFIED)--4.0%
American Home Products Corp.............                    35,850      2,133,075

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--6.1%
Lilly (Eli) & Co........................                    16,950      1,604,953
Schering-Plough Corp....................                    29,400      1,644,562
                                                                     ------------
                                                                        3,249,515
                                                                     ------------

                                                        SHARES          VALUE
                                                     -------------   ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--4.1%
Medtronic, Inc..........................                    30,700   $  2,168,187

HOUSEHOLD FURNISHINGS & APPLIANCES--1.9%
Maytag Corp.............................                    17,600        986,700

INSURANCE (MULTI-LINE)--1.9%
Hartford Financial Services Group, Inc.
(The)...................................                    18,600      1,005,562

INSURANCE (PROPERTY-CASUALTY)--4.0%
Allstate Corp. (The)....................                    28,500      1,068,750
MGIC Investment Corp....................                    31,200      1,062,750
                                                                     ------------
                                                                        2,131,500
                                                                     ------------

INSURANCE BROKERS--2.9%
Marsh & McLennan Companies, Inc.........                    21,500      1,522,469

OFFICE EQUIPMENT & SUPPLIES--2.8%
Pitney Bowes, Inc.......................                    23,600      1,491,225

OIL (INTERNATIONAL INTEGRATED)--4.1%
Conoco, Inc. Class A....................                    41,900        851,094
Mobil Corp..............................                    16,000      1,331,000
                                                                     ------------
                                                                        2,182,094
                                                                     ------------

PERSONAL CARE--2.8%
Avon Products, Inc......................                    21,100        878,288
Gillette Co. (The)......................                    11,300        605,963
                                                                     ------------
                                                                        1,484,251
                                                                     ------------

RESTAURANTS--2.9%
McDonald's Corp.........................                    18,100      1,538,500

RETAIL (BUILDING SUPPLIES)--2.6%
Home Depot, Inc. (The)..................                    23,350      1,393,703

RETAIL (DRUG STORES)--3.5%
CVS Corp................................                    35,300      1,870,900

RETAIL (FOOD CHAINS)--1.3%
Albertson's, Inc........................                    11,600        661,200

RETAIL (GENERAL MERCHANDISE)--4.2%
Dayton Hudson Corp......................                    35,450      2,217,841

SAVINGS & LOAN COMPANIES--2.9%
Washington Mutual, Inc..................                    38,000      1,520,000

2                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                                                        SHARES          VALUE
                                                     -------------   ------------
SERVICES (ADVERTISING/MARKETING)--2.3%
Omnicom Group, Inc......................                    18,500   $  1,225,625

SERVICES (DATA PROCESSING)--2.2%
First Data Corp.........................                    30,900      1,181,925
TELECOMMUNICATIONS (LONG DISTANCE)--4.6%
MCI WorldCom, Inc.(b)...................                    29,450      2,429,625
TELEPHONE--4.3%
Ameritech Corp..........................                    10,800        706,050
Bell Atlantic Corp......................                    12,050        692,122
GTE Corp................................                    13,900        901,763
                                                                     ------------
                                                                        2,299,935
                                                                     ------------
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $45,283,297)                                          53,130,327
---------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--100.0%
(IDENTIFIED COST $45,283,297)                                          53,130,327
---------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                     ---------   -------------

SHORT-TERM OBLIGATIONS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
State Street Global Advisors Money
Market Fund (4.65% seven day effective
yield)..................................               379,226   $     379,226
------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $379,226)                                             379,226
------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $45,662,523)                                       53,509,553(a)
Cash and receivables, less liabilities--(0.7%)                        (361,573)
                                                                 -------------
NET ASSETS--100.0%                                               $  53,147,980
                                                                 -------------
                                                                 -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,232,495 and gross depreciation of $1,496,461 for federal income tax purposes. At February 28, 1999, the aggregate cost of securities for federal income tax purposes was $45,773,519.
(b)  Non-income producing.

                       See Notes to Financial Statements                       3

Phoenix-Duff & Phelps Core Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $45,662,523)                               $  53,509,553
Receivables
  Dividends and interest                                             80,759
  Fund shares sold                                                   45,456
  Receivable from adviser                                            17,633
Prepaid expenses                                                        916
                                                              -------------
    Total assets                                                 53,654,317
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased                                   346,856
  Fund shares repurchased                                            78,359
  Transfer agent fee                                                 17,583
  Distribution fee                                                   17,452
  Financial agent fee                                                 5,931
  Trustees' fee                                                       4,281
Accrued expenses                                                     35,875
                                                              -------------
    Total liabilities                                               506,337
                                                              -------------
NET ASSETS                                                    $  53,147,980
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  49,008,254
Undistributed net investment loss                                   (16,262)
Accumulated net realized loss                                    (3,691,042)
Net unrealized appreciation                                       7,847,030
                                                              -------------
NET ASSETS                                                    $  53,147,980
                                                              -------------
                                                              -------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $41,210,739)                3,397,592
Net asset value per share                                            $12.13
Offering price per share $12.13/(1-4.75%)                            $12.73
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,021,631)                   750,994
Net asset value and offering price per share                         $12.01
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,915,610)                   242,633
Net asset value and offering price per share                         $12.02

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   280,105
Interest                                                           17,721
                                                              -----------
    Total investment income                                       297,826
                                                              -----------
EXPENSES
Investment advisory fee                                           169,218
Distribution fee, Class A                                          42,277
Distribution fee, Class B                                          41,542
Distribution fee, Class C                                          14,788
Distribution fee, Class M                                              88
Financial agent fee                                                31,524
Transfer agent                                                     38,709
Registration                                                       23,713
Custodian                                                          11,927
Professional                                                        8,116
Printing                                                            6,140
Trustees                                                            3,326
Miscellaneous                                                       1,629
                                                              -----------
    Total expenses                                                392,997
    Less expenses borne by investment adviser                     (68,678)
                                                              -----------
    Net expenses                                                  324,319
                                                              -----------
NET INVESTMENT LOSS                                               (26,493)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                (3,651,429)
Net change in unrealized appreciation (depreciation) on
  investments                                                  12,472,230
                                                              -----------
NET GAIN ON INVESTMENTS                                         8,820,801
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 8,794,308
                                                              -----------
                                                              -----------

4                      See Notes to Financial Statements

Phoenix-Duff & Phelps Core Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months        From
                                             Ended        Inception
                                            2/28/99       9/25/97 to
                                          (Unaudited)      8/31/98
                                          ------------   ------------
FROM OPERATIONS
  Net investment income (loss)            $    (26,493)  $    (35,084)
  Net realized gain (loss)                  (3,651,429)       299,408
  Net change in unrealized appreciation
    (depreciation)                          12,472,230     (4,625,200)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                8,794,308     (4,360,876)
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                 (261,214)            --
  Net realized gains, Class B                  (57,305)            --
  Net realized gains, Class C                  (20,502)            --
  In excess of net investment income,
    Class A                                         --        (25,288)
  In excess of net investment income,
    Class B                                         --         (5,118)
  In excess of net investment income,
    Class C                                         --         (1,736)
  In excess of net investment income,
    Class M                                         --           (233)
                                          ------------   ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (339,021)       (32,375)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,252,079 and 2,412,970 shares,
    respectively)                           14,066,640     26,993,822
  Net asset value of shares issued from
    reinvestment of distributions
    (21,036 and 2,335 shares,
    respectively)                              253,063         23,837
  Cost of shares repurchased (173,587
    and 117,241 shares, respectively)       (2,030,568)    (1,316,501)
                                          ------------   ------------
Total                                       12,289,135     25,701,158
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares (106,846
    and 716,086 shares, respectively)        1,176,757      8,046,048
  Net asset value of shares issued from
    reinvestment of distributions (1,664
    and 166 shares, respectively)               19,857          1,696
  Cost of shares repurchased (50,661 and
    23,107 shares, respectively)              (587,179)      (279,158)
                                          ------------   ------------
Total                                          609,435      7,768,586
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares (42,079
    and 279,432 shares, respectively)          471,839      3,172,538
  Net asset value of shares issued from
    reinvestment of distributions (318
    and 85 shares, respectively)                 3,792            865
  Cost of shares repurchased (55,884 and
    23,397 shares, respectively)              (668,944)      (253,111)
                                          ------------   ------------
Total                                         (193,313)     2,920,292
                                          ------------   ------------
CLASS M
  Proceeds from sales of shares (0 and
    10,123 shares, respectively)                    --        101,258
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    23 shares, respectively)                        --            233
  Cost of shares repurchased (10,032 and
    114 shares, respectively)                 (109,546)        (1,294)
                                          ------------   ------------
Total                                         (109,546)       100,197
                                          ------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                            12,595,711     36,490,233
                                          ------------   ------------
  NET INCREASE IN NET ASSETS                21,050,998     32,096,982
NET ASSETS
  Beginning of period                       32,096,982              0
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $(16,262) AND $10,231, RESPECTIVELY]  $ 53,147,980   $ 32,096,982
                                          ------------   ------------
                                          ------------   ------------

                       See Notes to Financial Statements                       5

Phoenix-Duff & Phelps Core Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                      CLASS A                         CLASS B                         CLASS C
                              ------------------------        ------------------------        ------------------------
                                SIX             FROM            SIX             FROM            SIX             FROM
                               MONTHS         INCEPTION        MONTHS         INCEPTION        MONTHS         INCEPTION
                               ENDED          9/25/97          ENDED          9/25/97          ENDED          9/25/97
                              2/28/99            TO           2/28/99            TO           2/28/99            TO
                              (UNAUDITED)     8/31/98         (UNAUDITED)     8/31/98         (UNAUDITED)     8/31/98
Net asset value, beginning
  of period                   $   9.87        $  10.00        $   9.81        $  10.00        $   9.82        $  10.00
INCOME FROM INVESTMENT
  OPERATIONS(1)
  Net investment income
    (loss)                          --(3)           --(2)(3)     (0.04)(4)       (0.08)(2)(4)    (0.04)(5)       (0.08)(2)(5)
  Net realized and
    unrealized gain (loss)        2.34           (0.09)           2.32           (0.08)           2.32           (0.07)
                              --------        --------        --------        --------        --------        --------
      TOTAL FROM
        INVESTMENT
        OPERATIONS                2.34           (0.09)           2.28           (0.16)           2.28           (0.15)
                              --------        --------        --------        --------        --------        --------
LESS DISTRIBUTIONS
  Dividends from net
    realized gains               (0.08)             --           (0.08)             --           (0.08)             --
  In excess of net
    investment income               --           (0.04)             --           (0.03)             --           (0.03)
                              --------        --------        --------        --------        --------        --------
      TOTAL DISTRIBUTIONS        (0.08)          (0.04)          (0.08)          (0.03)          (0.08)          (0.03)
                              --------        --------        --------        --------        --------        --------
Change in net asset value         2.26           (0.13)           2.20           (0.19)           2.20           (0.18)
                              --------        --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD                      $  12.13        $   9.87        $  12.01        $   9.81        $  12.02        $   9.82
                              --------        --------        --------        --------        --------        --------
                              --------        --------        --------        --------        --------        --------
Total return(6)                  23.67%(7)       (0.93)%(7)      23.21%(7)       (1.61)%(7)      23.18%(7)       (1.52)%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                  $41,211         $22,683          $9,022          $6,801          $2,916          $2,514

RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses              1.25%(8)        1.25%(8)        2.00%(8)        2.00%(8)        2.00%(8)        2.00%(8)
  Net investment income
    (loss)                        0.07%(8)        0.02%(8)       (0.68)%(8)      (0.73)%(8)      (0.69)%(8)      (0.73)%(8)
Portfolio turnover                  34%(7)          83%(7)          34%(7)          83%(7)          34%(7)          83%(7)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2)  Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of $0.02 and $0.19, respectively.
(6)  Maximum sales charges are not reflected in the total return calculation.
(7)  Not annualized.
(8)  Annualized.

6                      See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                        INVESTMENTS AT FEBRUARY 28, 1999
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                     ---------   -------------

COMMON STOCKS--96.2%
AEROSPACE/DEFENSE--0.5%
Cordant Technologies, Inc...............                11,400   $     443,887
Sundstrand Corp.........................                11,200         758,100
                                                                 -------------
                                                                     1,201,987
                                                                 -------------

AIRLINES--0.2%
Alaska Air Group, Inc.(b)...............                 3,100         157,131
COMAIR Holdings, Inc....................                 6,600         248,325
SkyWest, Inc............................                 5,600         176,050
                                                                 -------------
                                                                       581,506
                                                                 -------------

ALUMINUM--0.3%
Alcoa, Inc..............................                20,600         834,300
AUTO PARTS & EQUIPMENT--0.2%
Arvin Industries, Inc...................                   400          14,500
Federal-Mogul Corp......................                 4,400         216,425
Meritor Automotive, Inc.................                11,800         187,325
                                                                 -------------
                                                                       418,250
                                                                 -------------

AUTOMOBILES--3.5%
Ford Motor Co...........................               110,500       6,554,031
General Motors Corp.....................                28,300       2,336,519
                                                                 -------------
                                                                     8,890,550
                                                                 -------------
BANKS (MAJOR REGIONAL)--5.0%
Bank of New York Co., Inc. (The)........                14,200         496,112
Bank One Corp...........................               101,900       5,477,125
City National Corp......................                28,300         912,675
Cullen/Frost Bankers, Inc...............                 7,300         345,381
Fleet Financial Group, Inc..............                47,900       2,056,706
Hibernia Corp. Class A..................                28,000         453,250
Mellon Bank Corp........................                 5,900         398,987
U.S. Trust Corp.........................                 7,500         561,094
UnionBanCal Corp........................                64,200       2,018,287
                                                                 -------------
                                                                    12,719,617
                                                                 -------------

BANKS (MONEY CENTER)--4.5%
BankAmerica Corp........................                15,400       1,005,812
Chase Manhattan Corp. (The).............                89,100       7,094,587

                                                      SHARES         VALUE
                                                     ---------   -------------
BANKS (MONEY CENTER)--CONTINUED
First Union Corp........................                59,600   $   3,177,425
                                                                 -------------
                                                                    11,277,824
                                                                 -------------

BEVERAGES (ALCOHOLIC)--0.8%
Anheuser-Busch Companies, Inc...........                26,400       2,024,550

BEVERAGES (NON-ALCOHOLIC)--0.0%
Coca-Cola Co. (The).....................                 1,000          63,937

BIOTECHNOLOGY--1.5%
Amgen, Inc.(b)..........................                16,900       2,110,387
Biogen, Inc.(b).........................                 2,300         221,087
Chiron Corp.(b).........................                 2,000          42,125
Genentech, Inc.(b)......................                17,700       1,412,681
                                                                 -------------
                                                                     3,786,280
                                                                 -------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Chris-Craft Industries, Inc.(b).........                 9,800         415,275

BUILDING MATERIALS--1.1%
Armstrong World Industries, Inc.........                 2,500         122,969
Centex Construction Products, Inc.......                 4,200         149,887
Lafarge Corp............................                24,000         765,000
Masco Corp..............................                27,300         716,625
Owens Corning...........................                 8,200         260,862
Southdown, Inc..........................                 9,800         462,437
Vulcan Materials Co.....................                 2,500         336,875
                                                                 -------------
                                                                     2,814,655
                                                                 -------------

CHEMICALS (DIVERSIFIED)--0.5%
Engelhard Corp..........................                21,100         375,844
Goodrich (B.F.) Co. (The)...............                25,600         873,600
                                                                 -------------
                                                                     1,249,444
                                                                 -------------

COMMUNICATIONS EQUIPMENT--2.2%
ECI Telecom Ltd.........................                 4,100         150,675
General Instrument Corp.(b).............                 2,000          58,500
Lucent Technologies, Inc................                38,800       3,940,625
Motorola, Inc...........................                 3,500         245,875
QUALCOMM, Inc.(b).......................                 2,400         175,200
Tekelec(b)..............................                 3,700          44,862
Tellabs, Inc.(b)........................                10,300         824,644
                                                                 -------------
                                                                     5,440,381
                                                                 -------------

                       See Notes to Financial Statements                       7

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
COMPUTERS (HARDWARE)--4.6%
Apple Computer, Inc.(b).................                22,900   $     797,206
Compaq Computer Corp....................                27,400         965,850
Dell Computer Corp.(b)..................                29,000       2,323,625
Gateway 2000, Inc.(b)...................                 8,600         625,112
Hewlett-Packard Co......................                46,000       3,056,125
International Business Machines Corp....                20,200       3,434,000
Sun Microsystems, Inc.(b)...............                 4,900         476,831
                                                                 -------------
                                                                    11,678,749
                                                                 -------------

COMPUTERS (NETWORKING)--1.4%
3Com Corp.(b)...........................                20,500         644,469
Cisco Systems, Inc.(b)..................                29,600       2,895,250
Xircom, Inc.(b).........................                   600          20,400
                                                                 -------------
                                                                     3,560,119
                                                                 -------------

COMPUTERS (PERIPHERALS)--0.6%
EMC Corp.(b)............................                 9,300         952,087
Seagate Technology, Inc.(b).............                18,500         535,344
                                                                 -------------
                                                                     1,487,431
                                                                 -------------
COMPUTERS (SOFTWARE & SERVICES)--7.6%
Adobe Systems, Inc......................                   700          28,175
America Online, Inc.(b).................                21,900       1,947,731
Aspect Development, Inc.(b).............                 2,500          76,250
Avid Technology, Inc.(b)................                 5,000         146,562
BMC Software, Inc.(b)...................                 8,100         331,087
Computer Associates International,
Inc.....................................                 7,700         323,400
Computer Sciences Corp.(b)..............                 6,900         459,712
Compuware Corp.(b)......................                 9,300         520,219
Comverse Technology, Inc.(b)............                 6,000         430,500
Electronic Arts, Inc.(b)................                 2,300          91,712
Electronics for Imaging, Inc.(b)........                 4,700         164,206
Mastech Corp.(b)........................                12,800         319,200
Microsoft Corp.(b)......................                63,600       9,547,950
NCR Corp.(b)............................                16,100         659,094
Network Associates, Inc.(b).............                 9,900         465,300
Novell, Inc.(b).........................                10,800         209,250
Oracle Corp.(b).........................                29,500       1,648,312
Rational Software Corp.(b)..............                   600          17,812
Sterling Software, Inc.(b)..............                10,100         257,550
Synopsys, Inc.(b).......................                 4,300         198,875
Unisys Corp.(b).........................                33,600       1,001,700
Whittman-Hart, Inc.(b)..................                 5,600         175,350
Wind River Systems, Inc.(b).............                 4,000          91,125
                                                                 -------------
                                                                    19,111,072
                                                                 -------------

                                                      SHARES         VALUE
                                                     ---------   -------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Zale Corp.(b)...........................                10,300   $     341,187

CONSUMER FINANCE--0.3%
Countrywide Credit Industries, Inc......                21,000         795,375

DISTRIBUTORS (FOOD & HEALTH)--0.1%
Cardinal Health, Inc....................                 3,500         252,656

ELECTRIC COMPANIES--4.2%
Ameren Corp.............................                 7,700         287,306
Central & South West Corp...............                91,100       2,260,419
DTE Energy Co...........................                 5,800         229,100
Dominion Resources, Inc.................                15,500         598,687
Duke Energy Corp........................                28,300       1,609,562
LG&E Energy Corp........................                63,300       1,444,031
Minnesota Power, Inc....................                24,700         992,631
New Century Energies, Inc...............                 9,500         385,344
Northern States Power Co................                20,300         523,994
PG&E Corp...............................                12,100         381,150
Potomac Electric Power Co...............                16,400         399,750
Puget Sound Energy, Inc.................                27,400         661,025
Texas Utilities Co......................                19,200         814,800
                                                                 -------------
                                                                    10,587,799
                                                                 -------------

ELECTRICAL EQUIPMENT--2.7%
Briggs & Stratton Corp..................                 4,000         195,250
General Electric Co.....................                49,500       4,965,469
Honeywell, Inc..........................                 7,700         538,519
Rockwell International Corp.............                26,500       1,177,594
                                                                 -------------
                                                                     6,876,832
                                                                 -------------

ELECTRONICS (INSTRUMENTATIONS)--0.4%
EG&G, Inc...............................                26,400         699,600
Mettler-Toledo International, Inc.(b)...                14,500         370,656
                                                                 -------------
                                                                     1,070,256
                                                                 -------------

ELECTRONICS (SEMICONDUCTORS)--3.0%
Intel Corp..............................                55,100       6,608,556
Micron Technology, Inc..................                 2,500         144,062
Texas Instruments, Inc..................                 6,600         588,637
Vitesse Semiconductor Corp.(b)..........                 2,600         119,437
                                                                 -------------
                                                                     7,460,692
                                                                 -------------

ENGINEERING & CONSTRUCTION--0.0%
McDermott International, Inc............                 2,200          43,862

8                      See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
ENTERTAINMENT--0.5%
Viacom, Inc. Class B(b).................                15,000   $   1,325,625

FINANCIAL (DIVERSIFIED)--4.1%
American Express Co.....................                11,700       1,269,450
Citigroup, Inc..........................                20,100       1,180,875
Doral Financial Corp....................                22,400         424,200
Fannie Mae..............................                52,500       3,675,000
Freddie Mac.............................                10,200         600,525
Morgan Stanley Dean Witter & Co.........                34,000       3,077,000
                                                                 -------------
                                                                    10,227,050
                                                                 -------------

FOODS--1.1%
Earthgrains Co. (The)...................                29,100         714,769
Fresh Del Monte Produce, Inc.(b)........                 9,800         180,687
Quaker Oats Co..........................                32,000       1,748,000
Tyson Foods, Inc. Class A...............                 9,200         188,600
                                                                 -------------
                                                                     2,832,056
                                                                 -------------

HEALTH CARE (DIVERSIFIED)--4.0%
Abbott Laboratories.....................                10,800         501,525
Allergan, Inc...........................                 9,400         766,100
Bristol-Myers Squibb Co.................                17,800       2,241,687
Johnson & Johnson.......................                29,700       2,535,638
Mallinckrodt, Inc.......................                 1,700          52,594
Mylan Laboratories, Inc.................                 6,900         188,456
Warner-Lambert Co.......................                56,500       3,902,031
                                                                 -------------
                                                                    10,188,031
                                                                 -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.3%
Barr Laboratories, Inc.(b)..............                 3,300         122,100
Jones Pharma, Inc.......................                 7,300         205,313
Lilly (Eli) & Co........................                28,700       2,717,531
Medicis Pharmaceutical Corp. Class
A(b)....................................                 4,800         181,200
Merck & Co., Inc........................                14,200       1,160,850
Pfizer, Inc.............................                12,700       1,675,606
Pharmacia & Upjohn, Inc.................                39,500       2,150,281
Roberts Pharmaceutical Corp.(b).........                16,300         368,788
Schering-Plough Corp....................                42,400       2,371,750
                                                                 -------------
                                                                    10,953,419
                                                                 -------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
PacifiCare Health Systems, Inc. Class
B(b)....................................                 5,300         382,925
HEALTH CARE (LONG TERM CARE)--0.1%
Omnicare, Inc...........................                12,400         296,825

                                                      SHARES         VALUE
                                                     ---------   -------------

HEALTH CARE (MANAGED CARE)--0.9%
Aetna, Inc..............................                 9,400   $     696,188
Humana, Inc.(b).........................                11,100         194,250
Trigon Healthcare, Inc.(b)..............                17,500         613,594
United HealthCare Corp..................                 3,200         157,800
Wellpoint Health Networks, Inc.(b)......                 6,100         481,138
                                                                 -------------
                                                                     2,142,970
                                                                 -------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.5%
Bergen Brunswig Corp. Class A...........                 9,000         219,938
Hillenbrand Industries, Inc.............                10,000         418,750
IDEXX Laboratories, Inc.(b).............                 4,700         105,163
St. Jude Medical, Inc.(b)...............                 8,100         203,513
VISX, Inc.(b)...........................                 3,800         234,650
                                                                 -------------
                                                                     1,182,014
                                                                 -------------

HEALTH CARE (SPECIALIZED SERVICES)--0.0%
Total Renal Care Holdings, Inc.(b)......                 6,400          56,800

HOMEBUILDING--0.5%
Centex Corp.............................                13,100         482,244
Fleetwood Enterprises, Inc..............                 8,300         269,231
Horton (D.R.), Inc......................                 3,600          57,375
Kaufman and Broad Home Corp.............                 2,900          65,250
Lennar Corp.............................                 6,500         150,719
Pulte Corp..............................                12,600         303,188
                                                                 -------------
                                                                     1,328,007
                                                                 -------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.5%
Premark International, Inc..............                36,300       1,159,331
Whirlpool Corp..........................                 4,200         182,700
                                                                 -------------
                                                                     1,342,031
                                                                 -------------

HOUSEHOLD PRODUCTS (NON-DURABLES)--0.7%
Church & Dwight Co., Inc................                 9,000         375,750
Procter & Gamble Co. (The)..............                14,300       1,279,850
                                                                 -------------
                                                                     1,655,600
                                                                 -------------

HOUSEWARES--0.7%
Fortune Brands, Inc.....................                28,600         861,575
Tupperware Corp.........................                54,000         945,000
                                                                 -------------
                                                                     1,806,575
                                                                 -------------

INSURANCE (LIFE/HEALTH)--1.5%
Delphi Financial Group, Inc. Class
A(b)....................................                 5,400         258,863
Equitable Companies, Inc. (The).........                 4,800         324,300

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
INSURANCE (LIFE/HEALTH)--CONTINUED
Lincoln National Corp...................                32,500   $   3,077,344
                                                                 -------------
                                                                     3,660,507
                                                                 -------------

INSURANCE (MULTI-LINE)--1.0%
Ambac Financial Group, Inc..............                19,000       1,064,000
HCC Insurance Holdings, Inc.............                 4,900          85,138
Hartford Financial Services Group, Inc.
(The)...................................                13,900         751,469
Loews Corp..............................                 8,000         625,500
                                                                 -------------
                                                                     2,526,107
                                                                 -------------

INSURANCE (PROPERTY-CASUALTY)--1.1%
Allstate Corp. (The)....................                76,300       2,861,250

INSURANCE BROKERS--1.7%
Gallagher (Arthur J.) & Co..............                24,400       1,165,100
Marsh & McLennan Companies, Inc.........                44,400       3,144,075
                                                                 -------------
                                                                     4,309,175
                                                                 -------------

INVESTMENT BANKING/BROKERAGE--1.2%
Bear Stearns Companies, Inc. (The)......                 3,530         151,128
Edwards (A.G.), Inc.....................                 2,900          94,431
EVEREN Capital Corp.....................                 5,600         120,400
Lehman Brothers Holdings, Inc...........                 9,200         487,600
Merrill Lynch & Co., Inc................                28,000       2,149,000
                                                                 -------------
                                                                     3,002,559
                                                                 -------------
LEISURE TIME (PRODUCTS)--0.1%
Polaris Industries, Inc.................                 6,800         192,100

MACHINERY (DIVERSIFIED)--0.7%
Ingersoll-Rand Co.......................                26,400       1,254,000
Manitowoc Co., Inc. (The)...............                 3,200         118,000
York International Corp.................                10,900         395,125
                                                                 -------------
                                                                     1,767,125
                                                                 -------------
MANUFACTURING (DIVERSIFIED)--3.0%
AlliedSignal, Inc.......................                12,000         496,500
Crane Co................................                13,900         381,381
Pentair, Inc............................                 9,100         344,663
Tredegar Industries, Inc................                11,100         283,744
Tyco International Ltd..................                25,200       1,875,825
United Technologies Corp................                32,800       4,063,100
                                                                 -------------
                                                                     7,445,213
                                                                 -------------

METALS MINING--0.1%
Placer Dome, Inc........................                10,900         119,219

                                                      SHARES         VALUE
                                                     ---------   -------------

NATURAL GAS--3.7%
El Paso Energy Corp.....................                 9,200   $     335,225
Reliant Energy, Inc.....................                 5,700         152,831
Sempra Energy...........................               114,200       2,398,200
Southwest Gas Corp......................                67,200       1,932,000
UtiliCorp United, Inc...................               129,600       4,455,000
                                                                 -------------
                                                                     9,273,256
                                                                 -------------

OFFICE EQUIPMENT & SUPPLIES--0.1%
United Stationers, Inc.(b)..............                13,100         239,894

OIL & GAS (DRILLING & EQUIPMENT)--0.1%
Tidewater, Inc..........................                 7,600         142,975

OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
MDU Resources Group, Inc................                15,900         373,650

OIL & GAS (REFINING & MARKETING)--0.1%
Ultramar Diamond Shamrock Corp..........                15,100         298,225

OIL (DOMESTIC INTEGRATED)--0.1%
Atlantic Richfield Co...................                 5,000         273,125

OIL (INTERNATIONAL INTEGRATED)--0.7%
Exxon Corp..............................                26,200       1,743,938

PAPER & FOREST PRODUCTS--0.3%
Chesapeake Corp.........................                10,400         327,600
Louisiana-Pacific Corp..................                18,900         347,288
                                                                 -------------
                                                                       674,888
                                                                 -------------

PHOTOGRAPHY/IMAGING--0.5%
Eastman Kodak Co........................                20,100       1,330,369

PUBLISHING (NEWSPAPERS)--0.3%
Hollinger International, Inc............                24,500         303,188
Knight-Ridder, Inc......................                 7,800         391,463
                                                                 -------------
                                                                       694,651
                                                                 -------------

RAILROADS--0.2%
Union Pacific Corp......................                12,900         604,688

RETAIL (BUILDING SUPPLIES)--0.8%
Home Depot, Inc. (The)..................                25,100       1,498,156
Lowe's Companies, Inc...................                 8,700         516,019
                                                                 -------------
                                                                     2,014,175
                                                                 -------------

RETAIL (COMPUTERS & ELECTRONICS)--0.3%
Best Buy Co., Inc.(b)...................                 8,200         760,550

10                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
RETAIL (DEPARTMENT STORES)--0.0%
Federated Department Stores, Inc.(b)....                 2,700   $     102,769
RETAIL (FOOD CHAINS)--0.2%
SUPERVALU, Inc..........................                17,600         423,500
RETAIL (GENERAL MERCHANDISE)--2.2%
Wal-Mart Stores, Inc....................                64,900       5,605,738

RETAIL (SPECIALTY)--0.2%
Office Depot, Inc.(b)...................                12,000         428,250

RETAIL (SPECIALTY-APPAREL)--0.6%
AnnTaylor Stores Corp.(b)...............                 3,000         113,438
Gap, Inc. (The).........................                 7,500         485,156
Ross Stores, Inc........................                 7,000         320,250
TJX Companies, Inc. (The)...............                23,000         656,938
Warnaco Group, Inc. (The) Class A.......                 1,600          36,000
                                                                 -------------
                                                                     1,611,782
                                                                 -------------
SAVINGS & LOAN COMPANIES--0.1%
Dime Bancorp, Inc.......................                 1,200          29,700
Golden West Financial Corp..............                 1,700         159,694
                                                                 -------------
                                                                       189,394
                                                                 -------------
SERVICES (ADVERTISING/MARKETING)--0.2%
Omnicom Group, Inc......................                 5,600         371,000

SERVICES (COMMERCIAL & CONSUMER)--2.0%
ACNielsen Corp.(b)......................                 2,200          57,200
American Management Systems, Inc.(b)....                 8,600         287,025
Cendant Corp.(b)........................                28,800         477,000
Century Business Services, Inc.(b)......                 4,500          52,594
Deluxe Corp.............................                66,400       2,249,300
Hertz Corp. (The) Class A...............                 8,100         322,481
Interim Services, Inc.(b)...............                 3,500          66,500
Ogden Corp..............................                43,100       1,053,256
Viad Corp...............................                17,900         473,231
                                                                 -------------
                                                                     5,038,587
                                                                 -------------
SERVICES (DATA PROCESSING)--0.0%
Reynolds & Reynolds Co. (The) Class A...                 5,300         100,038
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.0%
CellStar Corp...........................                 6,300          71,663

                                                      SHARES         VALUE
                                                     ---------   -------------

TELECOMMUNICATIONS (LONG DISTANCE)--3.0%
AT&T Corp...............................                78,400   $   6,438,600
MCI WorldCom, Inc.(b)...................                13,800       1,138,500
                                                                 -------------
                                                                     7,577,100
                                                                 -------------

TELEPHONE--4.1%
Ameritech Corp..........................                 5,300         346,488
Bell Atlantic Corp......................                43,400       2,492,788
BellSouth Corp..........................                41,600       1,924,000
GTE Corp................................                25,300       1,641,338
SBC Communications, Inc.................                57,800       3,056,175
U S WEST, Inc...........................                18,200         970,288
                                                                 -------------
                                                                    10,431,077
                                                                 -------------

TEXTILES (APPAREL)--0.7%
Jones Apparel Group, Inc.(b)............                 9,400         262,613
Tommy Hilfiger Corp.(b).................                 6,400         442,000
V.F. Corp...............................                23,200       1,116,500
                                                                 -------------
                                                                     1,821,113
                                                                 -------------

TOBACCO--1.4%
Philip Morris Companies, Inc............                83,700       3,274,763
Universal Corp..........................                 9,400         255,563
                                                                 -------------
                                                                     3,530,326
                                                                 -------------

TRUCKS & PARTS--0.1%
PACCAR, Inc.............................                 7,600         318,250
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $218,713,165)                                     242,632,740
------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.9%

COMMUNICATIONS EQUIPMENT--0.7%
Northern Telecom Ltd. (Canada)..........                28,200       1,637,362

FOODS--0.2%
Unilever NV NY Registered Shares
(Netherlands)...........................                 8,200         593,988
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,061,286)                                         2,231,350
------------------------------------------------------------------------------

                       See Notes to Financial Statements                      11

Phoenix-Oakhurst Growth & Income Fund

                                                      SHARES         VALUE
                                                     ---------   -------------
UNIT INVESTMENT TRUSTS--2.0%
S&P 500 Depository Receipts.............                40,900   $   5,058,819
------------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $4,372,865)                                         5,058,819
------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.1%
(IDENTIFIED COST $225,147,316)                                     249,922,909
------------------------------------------------------------------------------

                                      STANDARD       PAR
                                      & POOR'S      VALUE
                                       RATING       (000)
                                      ---------   ---------

SHORT-TERM OBLIGATIONS--0.8%

COMMERCIAL PAPER--0.8%
Corporate Asset Funding Co., Inc.
4.90%, 3/1/99.......................    A-1+      $   1,915        1,915,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,915,000)                                       1,915,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $227,062,316)                                   251,837,909(a)
Cash and receivables, less liabilities--0.1%                         274,067
                                                              --------------
NET ASSETS--100.0%                                            $  252,111,976
                                                              --------------
                                                              --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,087,623 and gross depreciation of $6,788,842 for federal income tax purposes. At February 28, 1999, the aggregate cost of securities for federal income tax purposes was $227,539,128.
(b)  Non-income producing.

12                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $227,062,316)                              $  251,837,909
Cash                                                                   7,258
Receivables
  Fund shares sold                                                 3,329,326
  Investment securities sold                                       2,753,336
  Dividends and interest                                             423,711
Prepaid expenses                                                       3,232
                                                              --------------
    Total assets                                                 258,354,772
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  5,750,161
  Fund shares repurchased                                            137,293
  Distribution fee                                                   105,741
  Investment advisory fee                                             95,017
  Transfer agent fee                                                  25,094
  Financial agent fee                                                 17,328
  Trustees' fee                                                        4,281
Accrued expenses                                                     107,881
                                                              --------------
    Total liabilities                                              6,242,796
                                                              --------------
NET ASSETS                                                    $  252,111,976
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  228,019,919
Undistributed net investment income                                  178,997
Accumulated net realized loss                                       (862,533)
Net unrealized appreciation                                       24,775,593
                                                              --------------
NET ASSETS                                                    $  252,111,976
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $144,220,184)               10,663,429
Net asset value per share                                             $13.52
Offering price per share $13.52/(1-4.75%)                             $14.19
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $73,617,428)                 5,490,512
Net asset value and offering price per share                          $13.41
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $34,274,364)                 2,555,381
Net asset value and offering price per share                          $13.41

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $   1,537,636
Interest                                                             50,346
Foreign taxes withheld                                               (2,771)
                                                              -------------
    Total investment income                                       1,585,211
                                                              -------------
EXPENSES
Investment advisory fee                                             681,891
Distribution fee, Class A                                           137,933
Distribution fee, Class B                                           254,307
Distribution fee, Class C                                           102,884
Distribution fee, Class M                                               109
Financial agent fee                                                  85,532
Registration                                                         71,970
Transfer agent                                                       56,558
Custodian                                                            25,781
Printing                                                             25,050
Professional                                                          9,732
Trustees                                                              8,089
Miscellaneous                                                         1,760
                                                              -------------
    Total expenses                                                1,461,596
    Less expenses borne by investment adviser                       (57,601)
                                                              -------------
    Net expenses                                                  1,403,995
                                                              -------------
NET INVESTMENT INCOME                                               181,216
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (944,017)
Net realized gain on written options                                170,624
Net change in unrealized appreciation (depreciation) on
  investments                                                    41,949,884
                                                              -------------
NET GAIN ON INVESTMENTS                                          41,176,491
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  41,357,707
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      13

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months         From
                                              Ended         Inception
                                             2/28/99       9/25/97 to
                                           (Unaudited)       8/31/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $     181,216   $     149,153
  Net realized gain (loss)                     (773,393)      1,300,955
  Net change in unrealized appreciation
    (depreciation)                           41,949,884     (17,174,291)
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                41,357,707     (15,724,183)
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A               (179,144)        (42,177)
  Net investment income, Class B                     --          (8,886)
  Net investment income, Class C                     --          (2,045)
  Net investment income, Class M                     --            (666)
  Net realized gains, Class A                  (815,106)        (28,476)
  Net realized gains, Class B                  (383,201)         (7,740)
  Net realized gains, Class C                  (153,038)         (1,972)
  Net realized gains, Class M                        --            (562)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (1,530,489)        (92,524)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (4,716,826 and 7,752,380 shares,
    respectively)                            59,768,808      91,918,012
  Net asset value of shares issued from
    reinvestment of distributions
    (67,501 and 6,829 shares,
    respectively)                               889,667          69,035
  Cost of shares repurchased (1,418,843
    and 461,264 shares, respectively)       (17,795,318)     (5,511,853)
                                          -------------   -------------
Total                                        42,863,157      86,475,194
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares
    (2,701,801 and 3,273,232 shares,
    respectively)                            34,423,840      38,849,933
  Net asset value of shares issued from
    reinvestment of distributions
    (24,963 and 1,596 shares,
    respectively)                               326,518          16,121
  Cost of shares repurchased (303,050
    and 208,030 shares, respectively)        (3,798,765)     (2,497,896)
                                          -------------   -------------
Total                                        30,951,593      36,368,158
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares
    (1,557,802 and 1,126,262 shares,
    respectively)                            19,965,183      13,154,434
  Net asset value of shares issued from
    reinvestment of distributions
    (10,331 and 382 shares,
    respectively)                               135,241           3,862
  Cost of shares repurchased (80,348 and
    59,048 shares, respectively)             (1,022,198)       (700,659)
                                          -------------   -------------
Total                                        19,078,226      12,457,637
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    52,446 shares, respectively)                     --         542,477
  Net asset value of shares issued from
    reinvestment of distributions (0 and
    121 shares, respectively)                        --           1,227
  Cost of shares repurchased (11,751 and
    40,816 shares, respectively)               (140,889)       (495,315)
                                          -------------   -------------
Total                                          (140,889)         48,389
                                          -------------   -------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                             92,752,087     135,349,378
                                          -------------   -------------
  NET INCREASE IN NET ASSETS                132,579,305     119,532,671
NET ASSETS
  Beginning of period                       119,532,671               0
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF $178,997
    AND $176,925, RESPECTIVELY]           $ 252,111,976   $ 119,532,671
                                          -------------   -------------
                                          -------------   -------------

14                     See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                        CLASS A                       CLASS B                       CLASS C
                                 ----------------------        ----------------------        ----------------------
                                   SIX           FROM            SIX           FROM            SIX           FROM
                                 MONTHS         INCEPTION      MONTHS         INCEPTION      MONTHS         INCEPTION
                                  ENDED         9/25/97         ENDED         9/25/97         ENDED         9/25/97
                                 2/28/99          TO           2/28/99          TO           2/28/99          TO
                                 (UNAUDITED)    8/31/98        (UNAUDITED)    8/31/98        (UNAUDITED)    8/31/98
Net asset value, beginning of
  period                         $ 10.47        $ 10.00        $ 10.40        $ 10.00        $ 10.41        $ 10.00
INCOME FROM INVESTMENT
  OPERATIONS(1)
  Net investment income (loss)      0.03(2)(3)     0.06(2)(3)    (0.02)(2)(4)   (0.02)(2)(4)   (0.02)(2)(5)   (0.02)(2)(5)
  Net realized and unrealized
    gain (loss)                     3.13           0.48           3.12           0.48           3.11           0.49
                                 -------        -------        -------        -------        -------        -------
      TOTAL FROM INVESTMENT
        OPERATIONS                  3.16           0.54           3.10           0.46           3.09           0.47
                                 -------        -------        -------        -------        -------        -------
LESS DISTRIBUTIONS
  Dividends from net
    investment income              (0.02)         (0.04)            --          (0.03)            --          (0.03)
  Dividends from net realized
    gains                          (0.09)         (0.03)         (0.09)         (0.03)         (0.09)         (0.03)
                                 -------        -------        -------        -------        -------        -------
      TOTAL DISTRIBUTIONS          (0.11)         (0.07)         (0.09)         (0.06)         (0.09)         (0.06)
                                 -------        -------        -------        -------        -------        -------
Change in net asset value           3.05           0.47           3.01           0.40           3.00           0.41
                                 -------        -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD   $ 13.52        $ 10.47        $ 13.41        $ 10.40        $ 13.41        $ 10.41
                                 -------        -------        -------        -------        -------        -------
                                 -------        -------        -------        -------        -------        -------
Total return(6)                    30.31%(7)       5.39%(7)      29.84%(7)       4.59%(7)      29.71%(7)       4.67%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                    $144,220       $76,399        $73,617        $31,902        $34,274        $11,108

RATIO TO AVERAGE NET ASSETS
  OF:
  Operating expenses                1.25%(8)       1.25%(8)       2.00%(8)       2.00%(8)       2.00%(8)       2.00%(8)
  Net investment income (loss)      0.49%(8)       0.57%(8)      (0.26)%(8)     (0.19)%(8)     (0.25)%(8)     (0.18)%(8)
Portfolio turnover                    49%(7)        106%(7)         49%(7)        106%(7)         49%(7)        106%(7)

(1) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2)  Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of less than $0.01 and $0.07, respectively.
(4) Includes reimbursement of operating expenses by investment adviser of less than $0.01 and $0.07, respectively.
(5) Includes reimbursement of operating expenses by investment adviser of less than $0.01 and $0.07, respectively.
(6)  Maximum sales charges are not reflected in the total return calculation.
(7)  Not annualized.
(8)  Annualized.

                       See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix-Duff & Phelps Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED) (CONTINUED)

liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                               1st          $1-2        $2+
Fund                             Adviser    $1 Billion    Billion     Billion
------------------------------  ---------  ------------  ----------  ----------
Core Equity Fund..............    DPIM           0.75%        0.70%       0.65%
Growth & Income Fund..........     PIC           0.75%        0.70%       0.65%

  The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1999, to the extent that such expenses exceed the following percentages of average annual net assets:

  Class A      Class B      Class C
-----------  -----------  -----------
      1.25%        2.00%        2.00%

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $60,141 for Class A shares, and deferred sales charges of $55,610 for Class B shares and $8,213 for Class C shares for the six months ended February 28, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the six months ended February 28, 1999, $435,399 was retained by the Distributor, $134,698 was paid to unaffiliated participants, and $23,831 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1999 (UNAUDITED) (CONTINUED)

and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.
  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended February 28, 1999, transfer agent fees were $95,267 of which PEPCO retained $46,610 which is net of the fees paid to State Street.

  At February 28, 1999, PHL and affiliates held Trust shares which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                              Shares         Value
                                           ------------   ------------
Core Equity Fund-Class A.................     1,467,238   $ 17,797,600
Core Equity Fund-Class B.................        10,093        121,221
Core Equity Fund-Class C.................        10,092        121,309

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended February 28, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                             Purchases        Sales
                                            ------------   ------------
Core Equity Fund..........................  $ 28,328,313   $ 15,605,812
Growth & Income Fund......................   181,216,868     90,422,212

  There were no purchases or sales of long-term U.S. Government and agency securities during the six months ended February 28, 1999.

  Written option activity for the six months ended February 28, 1999, for Growth & Income Fund aggregated the following:

                                                   Call Options
                                              ----------------------
                                               Number of   Amount of
                                                Options     Premium
                                              -----------  ---------
Options outstanding at August 31, 1998......          --   $      --
Options written.............................       1,088     212,206
Options canceled in closing purchase
  transactions..............................         (76)    (14,971)
Options expired.............................        (872)   (169,656)
Options exercised...........................        (140)    (27,579)
                                                     ---   ---------
Options outstanding at February 28, 1999....          --   $      --
                                                     ---   ---------
                                                     ---   ---------

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

  This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effecive Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Steven L. Colton, Vice President
William R. Moyer, Vice President
Diane L. Mustain, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISERS
Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix-Oakhurst Growth & Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200

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